UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
May 31, 2017
unaudited
Bonds, notes & other debt instruments96.97% U.S. Treasury bonds & notes50.70% U.S. Treasury43.21%	Principal?amount (000)	Value (000)
U.S. Treasury 0.875% 2018	$20,000	$19,936
U.S. Treasury 1.125% 2019	210,500	210,077
U.S. Treasury 1.125% 2019	100,000	99,796
U.S. Treasury 1.50% 2019	542,500	544,420
U.S. Treasury 1.50% 2019	59,000	59,239
U.S. Treasury 1.50% 2019	20,000	20,087
U.S. Treasury 1.625% 2019	525,350	528,954
U.S. Treasury 1.625% 2019	191,650	192,911
U.S. Treasury 1.625% 2019	140,000	140,965
U.S. Treasury 1.625% 2019	20,000	20,129
U.S. Treasury 1.75% 2019	44,000	44,429
U.S. Treasury 3.625% 2019	129,500	136,007
U.S. Treasury 1.25% 2020[1]	245,500	244,651
U.S. Treasury 1.375% 2020	198,750	198,432
U.S. Treasury 1.375% 2020	150,000	149,660
U.S. Treasury 1.375% 2020	117,156	116,511
U.S. Treasury 1.375% 2020	32,500	32,366
U.S. Treasury 1.375% 2020	21,000	20,984
U.S. Treasury 1.50% 2020	131,700	131,884
U.S. Treasury 1.50% 2020	63,840	63,965
U.S. Treasury 1.625% 2020	80,000	80,199
U.S. Treasury 1.625% 2020	72,000	72,311
U.S. Treasury 1.625% 2020	60,650	60,927
U.S. Treasury 1.75% 2020	365,940	368,209
U.S. Treasury 1.75% 2020	138,920	139,917
U.S. Treasury 2.00% 2020	144,430	146,622
U.S. Treasury 3.625% 2020	23,000	24,361
U.S. Treasury 8.75% 2020	15,000	18,163
U.S. Treasury 1.125% 2021[1]	200,000	196,542
U.S. Treasury 1.125% 2021	50,000	48,879
U.S. Treasury 1.125% 2021	42,500	41,628
U.S. Treasury 1.25% 2021	40,000	39,463
U.S. Treasury 1.375% 2021	255,220	253,311
U.S. Treasury 1.375% 2021	50,000	49,500
U.S. Treasury 1.75% 2021	150,000	150,323
U.S. Treasury 2.00% 2021	75,000	75,993
U.S. Treasury 2.00% 2021	26,700	27,028
U.S. Treasury 2.00% 2021	4,000	4,057
U.S. Treasury 2.125% 2021	43,876	44,706
U.S. Treasury 3.625% 2021	5,400	5,798
U.S. Treasury 8.00% 2021	20,000	25,392
U.S. Treasury 1.75% 2022	101,069	101,085
U.S. Treasury 1.75% 2022	23,300	23,299
U.S. Treasury 1.875% 2022	250,000	251,415
U.S. Treasury 1.875% 2022	190,000	191,121
U.S. Treasury 1.875% 2022	171,400	172,531
Intermediate Bond Fund of America — Page 1 of 20

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.00% 2022	$44,060	$44,435
U.S. Treasury 1.50% 2023	72,620	71,134
U.S. Treasury 1.625% 2023	64,756	63,726
U.S. Treasury 2.50% 2023	45,244	46,754
U.S. Treasury 7.125% 2023	15,000	19,277
U.S. Treasury 2.00% 2024	40,000	39,975
U.S. Treasury 2.00% 2024	18,000	17,996
U.S. Treasury 2.125% 2024	30,000	30,263
U.S. Treasury 2.125% 2025	23,500	23,507
U.S. Treasury 2.00% 2026	41,000	40,281
U.S. Treasury 2.25% 2027	15,960	16,008
U.S. Treasury 2.50% 2046	34,650	32,051
U.S. Treasury 2.875% 2046	84,000	83,961
		6,117,551
U.S. Treasury inflation-protected securities7.49%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	154,296	155,583
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	119,102	118,548
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	91,581	94,087
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	214,180	247,428
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	128,253	131,153
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	3,071	3,495
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	60,555	60,513
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,213	1,546
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	75,563	73,286
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	83,665	78,471
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	36,612	40,569
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	13,873	13,286
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	41,156	41,962
		1,059,927
Total U.S. Treasury bonds & notes		7,177,478
Corporate bonds & notes22.69% Financials6.67%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,099
ACE INA Holdings Inc. 2.875% 2022	1,060	1,084
American Express Co. 6.15% 2017	2,900	2,933
American Express Co. (3-month USD-LIBOR + 0.59%) 1.762% 2018[3]	15,000	15,067
Banco Santander, SA 3.70% 2022[4]	15,000	15,159
Bank of America Corp. 5.75% 2017	5,070	5,175
Bank of America Corp. 2.625% 2020	10,000	10,102
Bank of America Corp. 5.625% 2020	7,000	7,675
Bank of America Corp. 3.248% 2027	5,000	4,855
Bank of America Corp. 3.705% 2028	3,500	3,533
Bank of New York Mellon Corp. 2.60% 2022	25,000	25,263
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,878
Bank of Nova Scotia 2.70% 2022	25,000	25,278
Barclays Bank PLC 6.05% 2017[4]	4,140	4,226
Barclays Bank PLC 3.65% 2025	4,275	4,280
Barclays Bank PLC 4.375% 2026	11,000	11,495
BB&T Corp. 1.45% 2019	10,000	9,943
BB&T Corp. 2.625% 2022	15,000	15,209
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,915
Intermediate Bond Fund of America — Page 2 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Berkshire Hathaway Inc. 1.55% 2018	$15,000	$15,024
BNP Paribas 5.00% 2021	8,000	8,768
BPCE SA group 5.70% 2023[4]	2,245	2,497
BPCE SA group 5.15% 2024[4]	5,300	5,653
Citigroup Inc. 3.20% 2026	12,500	12,163
Crédit Agricole SA 4.375% 2025[4]	3,025	3,130
Credit Suisse Group AG 3.00% 2021	10,500	10,721
Credit Suisse Group AG 3.80% 2022	5,784	6,001
Credit Suisse Group AG 4.55% 2026	7,500	7,970
Danske Bank AS 2.20% 2020[4]	25,000	25,054
DNB ASA 2.375% 2021[4]	20,000	20,066
Goldman Sachs Group, Inc. 2.30% 2019	10,000	10,042
Goldman Sachs Group, Inc. 2.875% 2021	12,850	13,036
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,931
Goldman Sachs Group, Inc. 2.908% 2023	15,000	15,000
Goldman Sachs Group, Inc. 3.50% 2026	9,544	9,481
HSBC Holdings PLC 4.00% 2022	2,950	3,115
HSBC Holdings PLC 3.262% 2023	25,000	25,460
HSBC Holdings PLC 4.30% 2026	6,315	6,741
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,796
JPMorgan Chase & Co. 2.25% 2020	5,000	5,023
JPMorgan Chase & Co. 2.55% 2020	5,980	6,039
JPMorgan Chase & Co. 3.782% 2028	2,160	2,216
MetLife Global Funding I 2.30% 2019[4]	4,720	4,767
MetLife Global Funding I 2.00% 2020[4]	830	829
MetLife Global Funding I 1.95% 2021[4]	17,500	17,202
Metropolitan Life Global Funding I, 1.75% 2018[4]	24,560	24,556
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 2022[3]	15,000	15,152
Morgan Stanley, (3-month USD-LIBOR + 1.22%) 2.373% 2024[3]	10,475	10,525
Morgan Stanley 3.125% 2026	6,570	6,398
Morgan Stanley 3.625% 2027	7,500	7,571
New York Life Global Funding 1.55% 2018[4]	10,000	10,000
New York Life Global Funding 1.50% 2019[4]	21,365	21,170
New York Life Global Funding 2.10% 2019[4]	7,000	7,046
New York Life Global Funding 1.95% 2020[4]	7,200	7,218
New York Life Global Funding 1.70% 2021[4]	30,000	29,290
Nordea Bank AB 1.875% 2018[4]	8,575	8,593
Nordea Bank AB 1.625% 2019[4]	30,000	29,751
Nordea Bank AB 2.25% 2021[4]	15,000	14,943
Northern Trust Corp. 5.85% 2017[4]	12,750	12,988
PNC Bank 1.70% 2018	25,000	25,015
PNC Bank 2.40% 2019	3,260	3,297
PNC Bank 2.00% 2020	14,250	14,264
PNC Financial Services Group, Inc. 2.854% 2022	5,000	5,077
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,000
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,307
Rabobank Nederland 4.625% 2023	10,000	10,802
Royal Bank of Canada 2.125% 2020	10,000	10,036
Royal Bank of Scotland PLC 3.498% 2023	27,600	27,685
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	21,222
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,891
Standard Chartered PLC 2.10% 2019[4]	5,000	4,985
Svenska Handelsbanken AB 1.625% 2018	12,500	12,513
Swedbank AB 2.80% 2022[4]	30,000	30,446
Intermediate Bond Fund of America — Page 3 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
TD Ameritrade Holding Co. 3.30% 2027	$7,500	$7,547
Toronto-Dominion Bank 1.45% 2018	10,000	9,978
U.S. Bancorp 3.15% 2027	5,000	5,034
UniCredit SPA 3.75% 2022[4]	20,600	20,819
UniCredit SPA 4.625% 2027[4]	7,500	7,673
Unum Group 5.625% 2020	1,100	1,209
US Bank NA 2.00% 2020	35,000	35,218
Wells Fargo & Co. 2.15% 2019	25,000	25,128
Wells Fargo & Co. 2.55% 2020	11,525	11,666
Wells Fargo & Co. 3.00% 2026	5,000	4,869
		943,776
Health care3.78%
Abbott Laboratories 2.35% 2019	25,000	25,168
Abbott Laboratories 2.90% 2021	25,000	25,412
AbbVie Inc. 1.80% 2018	18,000	18,028
AbbVie Inc. 2.50% 2020	7,835	7,933
AbbVie Inc. 2.30% 2021	11,500	11,495
AbbVie Inc. 2.85% 2023	2,295	2,294
AbbVie Inc. 3.60% 2025	625	640
AbbVie Inc. 3.20% 2026	11,500	11,372
Allergan PLC 3.00% 2020	15,355	15,700
Allergan PLC 3.45% 2022	11,400	11,831
Allergan PLC 3.80% 2025	22,000	22,742
Amgen Inc. 1.90% 2019	15,000	15,025
Amgen Inc. 1.85% 2021	9,495	9,338
Amgen Inc. 2.65% 2022	15,000	15,094
Amgen Inc. 2.25% 2023	14,550	14,208
Baxalta Inc. 2.875% 2020	9,100	9,267
Baxalta Inc. 4.00% 2025	4,990	5,221
Becton, Dickinson and Co. 1.80% 2017	5,796	5,811
Becton, Dickinson and Co. 2.675% 2019	13,066	13,233
Biogen Inc. 2.90% 2020	14,200	14,532
Biogen Inc. 3.625% 2022	5,917	6,221
Boston Scientific Corp. 3.375% 2022	2,000	2,068
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,000
Celgene Corp. 3.875% 2025	3,380	3,539
Eli Lilly and Co. 1.25% 2018	700	700
EMD Finance LLC 1.70% 2018[4]	18,900	18,913
EMD Finance LLC 2.40% 2020[4]	8,270	8,340
EMD Finance LLC 2.95% 2022[4]	6,365	6,505
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,200
Humana Inc. 3.95% 2027	5,050	5,269
Medtronic, Inc. 1.70% 2019	50,000	50,020
Medtronic, Inc. 3.35% 2027	3,500	3,582
Merck & Co., Inc. 1.10% 2018	5,250	5,241
Novartis AG 5.125% 2019	6,500	6,870
Novartis Capital Corp. 2.40% 2022	25,000	25,211
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 1.492% 2019[3,4]	8,500	8,521
Roche Holdings, Inc. 2.25% 2019[4]	375	378
Roche Holdings, Inc. 2.875% 2021[4]	3,025	3,109
Roche Holdings, Inc. 1.75% 2022[4]	14,665	14,343
Shire PLC 1.90% 2019	16,360	16,308
Shire PLC 2.40% 2021	34,980	34,783
Intermediate Bond Fund of America — Page 4 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 2.20% 2021	$7,500	$7,360
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,000	2,915
Teva Pharmaceutical Finance Company BV 3.15% 2026	12,500	11,762
UnitedHealth Group Inc. 3.45% 2027	5,000	5,163
WellPoint, Inc. 2.25% 2019	6,000	6,033
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,136
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,868
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,227
		535,929
Consumer discretionary2.71%
Bayerische Motoren Werke AG 1.45% 2019[4]	20,000	19,872
Bayerische Motoren Werke AG 2.15% 2020[4]	10,000	10,066
Bayerische Motoren Werke AG 2.00% 2021[4]	20,000	19,863
Bayerische Motoren Werke AG 2.70% 2022[4]	10,000	10,120
Cox Communications, Inc. 6.25% 2018[4]	250	261
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,602
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,131
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,919
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,049
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	19,500	19,311
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	23,600	23,280
DaimlerChrysler North America Holding Corp. 2.20% 2021[4]	5,000	4,952
DaimlerChrysler North America Holding Corp. 2.85% 2022[4]	12,500	12,715
Ford Motor Co. 4.346% 2026	20,000	20,449
Ford Motor Credit Co. 1.684% 2017	10,000	10,004
Ford Motor Credit Co. 2.943% 2019	15,000	15,203
Ford Motor Credit Co. 3.20% 2021	4,150	4,217
Ford Motor Credit Co. 3.339% 2022	13,345	13,525
General Motors Financial Co. 3.95% 2024	5,000	5,018
General Motors Financial Co. 4.30% 2025	5,000	5,070
Hyundai Capital America 2.55% 2020[4]	12,175	12,208
Hyundai Capital Services Inc. 2.625% 2020[4]	2,090	2,083
Lowe’s Companies, Inc. 3.10% 2027	12,500	12,537
Marriott International, Inc., Series I, 6.375% 2017	19,750	19,777
McDonald’s Corp. 2.75% 2020	1,850	1,891
McDonald’s Corp. 2.625% 2022	4,365	4,415
Newell Rubbermaid Inc. 3.15% 2021	6,780	7,000
Newell Rubbermaid Inc. 3.85% 2023	5,590	5,896
Newell Rubbermaid Inc. 4.20% 2026	14,885	15,812
Thomson Reuters Corp. 1.65% 2017	25,760	25,776
Toyota Motor Credit Corp. 1.45% 2018	725	726
Toyota Motor Credit Corp. 1.55% 2019	20,200	20,096
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,018
Toyota Motor Credit Corp. 2.60% 2022	10,000	10,131
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,021
Walt Disney Co. 2.45% 2022	10,000	10,118
		384,132
Utilities2.30%
American Electric Power Co., Inc. 1.65% 2017	10,000	10,001
CMS Energy Corp. 5.05% 2022	17,500	19,333
CMS Energy Corp. 3.60% 2025	1,500	1,531
Consolidated Edison, Inc. 2.00% 2020	11,850	11,869
Intermediate Bond Fund of America — Page 5 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Consumers Energy Co. 2.85% 2022	$7,500	$7,671
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,003
Dominion Resources, Inc. 2.75% 2022	3,914	3,966
Duke Energy Corp. 3.75% 2024	8,200	8,618
Duke Energy Corp. 2.65% 2026	1,400	1,337
E.ON International Finance BV 5.80% 2018[4]	13,000	13,446
Edison International 2.125% 2020	18,000	18,057
Enel Finance International SA 2.875% 2022[4]	14,375	14,380
Enersis Américas SA 4.00% 2026	865	869
Entergy Louisiana, LLC 3.30% 2022	1,275	1,308
Eversource Energy 2.75% 2022	1,550	1,570
Exelon Corp. 2.45% 2021	12,840	12,852
Exelon Corp. 3.497% 2022	7,185	7,365
Great Plains Energy Inc. 3.15% 2022	7,500	7,634
Great Plains Energy Inc. 4.85% 2047	1,097	1,132
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,308
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,394
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,037
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,000	15,220
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,545
NextEra Energy, Inc. 1.649% 2018	7,500	7,488
Niagara Mohawk Power Corp. 3.508% 2024[4]	6,055	6,276
Pacific Gas and Electric Co. 3.85% 2023	12,220	13,030
Public Service Co. of Colorado 5.80% 2018	2,250	2,356
Public Service Enterprise Group Inc. 1.60% 2019	25,410	25,101
Public Service Enterprise Group Inc. 2.00% 2021	7,545	7,368
Puget Energy, Inc. 6.50% 2020	3,000	3,376
Southern California Edison Co. 1.845% 2022[5]	3,268	3,230
State Grid Overseas Investment Ltd. 2.75% 2022[4]	30,000	29,977
State Grid Overseas Investment Ltd. 3.50% 2027[4]	5,310	5,330
Teco Finance, Inc. 5.15% 2020	3,000	3,206
Virginia Electric and Power Co. 2.95% 2022	4,662	4,795
Xcel Energy Inc. 2.60% 2022	20,000	20,211
		325,190
Energy1.66%
Canadian Natural Resources Ltd. 3.85% 2027	4,695	4,705
Cenovus Energy Inc. 4.25% 2027[4]	8,500	8,477
Chevron Corp. 2.10% 2021	17,500	17,503
Chevron Corp. 2.498% 2022	15,105	15,300
Chevron Corp. 2.954% 2026	12,500	12,499
ConocoPhillips 4.95% 2026	3,250	3,650
Enbridge Inc. 4.00% 2023	5,660	5,944
Enbridge Inc. 3.50% 2024	495	499
Enbridge Inc. 4.25% 2026	4,480	4,731
Energy Transfer Partners, LP 4.20% 2027	1,090	1,112
Exxon Mobil Corp. 2.222% 2021	15,000	15,159
Halliburton Co. 3.80% 2025	13,010	13,453
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,370
Kinder Morgan, Inc. 3.05% 2019	3,785	3,868
Kinder Morgan, Inc. 4.30% 2025	2,825	2,966
Petróleos Mexicanos 6.50% 2027[4]	5,000	5,458
Royal Dutch Shell PLC 1.75% 2021	12,785	12,610
Schlumberger BV 4.00% 2025[4]	6,160	6,516
Intermediate Bond Fund of America — Page 6 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Shell International Finance BV 2.125% 2020	$7,605	$7,669
Shell International Finance BV 1.875% 2021	26,250	26,047
Shell International Finance BV 2.875% 2026	10,000	9,930
Statoil ASA 3.125% 2017	17,000	17,061
Statoil ASA 1.95% 2018	1,595	1,601
Statoil ASA 2.75% 2021	2,120	2,162
Total Capital Canada Ltd. 1.45% 2018	20,130	20,130
Williams Partners LP 3.60% 2022	5,000	5,152
Williams Partners LP 4.30% 2024	3,750	3,952
		234,524
Consumer staples1.58%
Altria Group, Inc. 2.625% 2020	4,775	4,861
Altria Group, Inc. 4.75% 2021	4,000	4,378
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,355
Anheuser-Busch InBev NV 3.65% 2026	20,405	21,023
Coca-Cola Co. 1.55% 2021	27,500	27,092
Coca-Cola Co. 2.20% 2022	2,500	2,503
Costco Wholesale Corp. 2.30% 2022	21,660	21,754
Kraft Foods Inc. 2.25% 2017	5,000	5,000
Molson Coors Brewing Co. 1.90% 2019[4]	3,235	3,237
Molson Coors Brewing Co. 2.25% 2020[4]	1,275	1,280
PepsiCo, Inc. 2.25% 2022	35,000	35,063
Philip Morris International Inc. 1.875% 2019	2,400	2,404
Philip Morris International Inc. 2.00% 2020	19,605	19,680
Philip Morris International Inc. 2.90% 2021	8,850	9,093
Philip Morris International Inc. 2.625% 2022	1,140	1,154
Reynolds American Inc. 2.30% 2018	2,645	2,659
Reynolds American Inc. 3.25% 2020	7,355	7,619
Reynolds American Inc. 4.00% 2022	960	1,023
Reynolds American Inc. 4.45% 2025	15,940	17,193
The JM Smucker Co. 2.50% 2020	400	405
Unilever Capital Corp. 1.375% 2021	15,000	14,524
Wal-Mart Stores, Inc. 5.80% 2018	740	763
		224,063
Industrials1.25%
3M Co. 1.625% 2021	27,050	26,833
Canadian National Railway Co. 5.85% 2017	7,000	7,140
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[5]	247	266
ERAC USA Finance Co. 2.70% 2023[4]	5,500	5,350
General Electric Corp. 5.25% 2017	7,500	7,648
Honeywell International Inc. 1.85% 2021	17,500	17,264
Johnson Controls, Inc. 1.40% 2017	5,000	4,993
Lockheed Martin Corp. 2.50% 2020	3,460	3,519
PACCAR Inc. 1.65% 2021	5,000	4,886
Rockwell Collins, Inc. 2.80% 2022	10,000	10,158
Siemens AG 1.30% 2019[4]	40,000	39,500
Siemens AG 2.15% 2020[4]	2,000	2,011
Siemens AG 2.70% 2022[4]	20,710	21,124
Union Pacific Corp. 5.70% 2018	5,900	6,191
United Technologies Corp. 2.80% 2024	20,000	20,125
		177,008
Intermediate Bond Fund of America — Page 7 of 20

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology1.03%	Principal?amount (000)	Value (000)
Apple Inc. 2.85% 2024	$5,000	$5,052
Apple Inc. 2.50% 2022	31,495	31,967
Broadcom Ltd. 3.00% 2022[4]	15,650	15,786
Cisco Systems, Inc. 1.85% 2021	21,150	20,952
Microsoft Corp. 1.10% 2019	9,330	9,251
Microsoft Corp. 1.55% 2021	19,530	19,243
Microsoft Corp. 2.40% 2022	28,420	28,880
Microsoft Corp. 2.40% 2026	2,700	2,604
Oracle Corp. 1.90% 2021	12,500	12,420
		146,155
Real estate1.01%
American Campus Communities, Inc. 3.35% 2020	10,000	10,311
American Campus Communities, Inc. 3.75% 2023	6,580	6,837
American Campus Communities, Inc. 4.125% 2024	8,465	8,887
Developers Diversified Realty Corp. 4.75% 2018	2,500	2,547
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,730
Essex Portfolio L.P. 3.375% 2026	3,015	2,972
Hospitality Properties Trust 6.70% 2018	11,450	11,511
Kimco Realty Corp. 3.20% 2021	11,085	11,324
Kimco Realty Corp. 3.40% 2022	545	560
Kimco Realty Corp. 2.70% 2024	2,655	2,546
Kimco Realty Corp. 3.80% 2027	5,000	5,012
Prologis, Inc. 3.35% 2021	5,000	5,184
Scentre Group 3.25% 2025[4]	1,500	1,480
Scentre Group 3.50% 2025[4]	3,000	3,035
Simon Property Group, LP 2.35% 2022	15,000	14,912
WEA Finance LLC 2.70% 2019[4]	8,885	8,966
WEA Finance LLC 3.25% 2020[4]	16,675	17,036
WEA Finance LLC 3.75% 2024[4]	7,790	7,967
Westfield Corp. Ltd. 3.15% 2022[4]	20,115	20,402
		143,219
Telecommunication services0.64%
AT&T Inc. 2.80% 2021	10,215	10,345
AT&T Inc. 3.20% 2022	6,480	6,607
AT&T Inc. 3.40% 2025	7,500	7,381
AT&T Inc. 4.25% 2027	7,500	7,733
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,000	15,167
Verizon Communications Inc. 2.946% 2022[4]	42,217	42,856
		90,089
Materials0.06%
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,524
Sherwin-Williams Co. 2.75% 2022	5,610	5,639
		8,163
Total corporate bonds & notes		3,212,248
Mortgage-backed obligations11.00% Federal agency mortgage-backed obligations9.68%
Fannie Mae 9.038% 2026[5]	27	30
Fannie Mae 3.00% 2032[5,6]	188,050	193,670
Fannie Mae 3.00% 2032[5,6]	86,000	88,684
Intermediate Bond Fund of America — Page 8 of 20

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 3.50% 2032[5,6]	$40,000	$41,863
Fannie Mae 3.50% 2034[5]	538	566
Fannie Mae 6.50% 2034[5]	621	707
Fannie Mae 4.00% 2036[5]	11,719	12,512
Fannie Mae 4.00% 2036[5]	7,302	7,796
Fannie Mae 4.00% 2036[5]	2,821	3,012
Fannie Mae 4.00% 2036[5]	2,019	2,156
Fannie Mae 4.00% 2036[5]	196	209
Fannie Mae 7.00% 2037[5]	122	133
Fannie Mae 6.50% 2039[5]	579	662
Fannie Mae 5.50% 2040[5]	813	907
Fannie Mae 5.50% 2040[5]	474	531
Fannie Mae 3.50% 2046[5]	69,967	72,386
Fannie Mae 4.50% 2046[5]	2,407	2,595
Fannie Mae 3.50% 2047[5,6]	39,600	40,808
Fannie Mae 3.50% 2047[5,6]	30,000	30,967
Fannie Mae 4.00% 2047[5]	40,000	42,272
Fannie Mae 4.50% 2047[5,6]	33,600	36,217
Fannie Mae 4.50% 2047[5,6]	15,000	16,144
Fannie Mae, Series 2001-4, Class GA, 9.318% 2025[3,5]	42	46
Fannie Mae, Series 2001-4, Class NA, 9.528% 2025[3,5]	15	16
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[5]	263	314
Fannie Mae, Series 2001-20, Class D, 11.009% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	804	747
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	2,084	1,874
Fannie Mae, Series 2007-114, Class A7, (1-month USD-LIBOR + 0.20%) 1.224% 2037[3,5]	11,667	11,627
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[5]	99	117
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	382	454
Freddie Mac 2.50% 2032[5]	23,892	24,156
Freddie Mac 4.00% 2036[5]	84,181	90,016
Freddie Mac 4.00% 2036[5]	4,523	4,829
Freddie Mac 4.00% 2036[5]	1,545	1,650
Freddie Mac 6.00% 2037[5]	698	801
Freddie Mac 6.00% 2037[5]	152	176
Freddie Mac 5.00% 2041[5]	450	497
Freddie Mac 3.50% 2046[5]	19,734	20,415
Freddie Mac 3.50% 2046[5]	2,504	2,590
Freddie Mac 4.50% 2046[5]	1,798	1,945
Freddie Mac 4.50% 2046[5]	773	834
Freddie Mac 4.50% 2046[5]	477	515
Freddie Mac 4.00% 2047[5,6]	188,299	198,446
Freddie Mac 4.00% 2047[5]	36,000	38,043
Freddie Mac 4.00% 2047[5,6]	20,000	21,118
Freddie Mac 4.50% 2047[5,6]	55,000	59,138
Freddie Mac 4.50% 2047[5,6]	15,000	16,157
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.389% 2023[3,5]	12	12
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	9	10
Freddie Mac, Series T-041, Class 3A, 5.651% 2032[3,5]	238	261
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	1,869	1,743
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	988	912
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	207	183
Freddie Mac Pool #760014 2.982% 2045[3,5]	15,756	16,236
Government National Mortgage Assn. 4.50% 2042[5]	38	41
Government National Mortgage Assn. 4.50% 2044[5]	3,162	3,386
Intermediate Bond Fund of America — Page 9 of 20

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2045[5]	$77,033	$82,501
Government National Mortgage Assn. 4.50% 2045[5]	25,554	27,368
Government National Mortgage Assn. 4.50% 2045[5]	13,827	14,808
Government National Mortgage Assn. 4.50% 2045[5]	8,718	9,336
Government National Mortgage Assn. 4.50% 2045[5]	5,795	6,206
Government National Mortgage Assn. 4.50% 2045[5]	3,718	3,982
Government National Mortgage Assn. 4.50% 2045[5]	3,564	3,816
Government National Mortgage Assn. 4.50% 2045[5]	2,651	2,840
Government National Mortgage Assn. 4.50% 2045[5]	547	585
Government National Mortgage Assn. 4.00% 2047[5]	21,766	23,062
Government National Mortgage Assn. 4.00% 2047[5,7]	17,186	18,213
Government National Mortgage Assn. 4.00% 2047[5,6]	13,100	13,861
Government National Mortgage Assn. 4.00% 2047[5,6]	10,000	10,566
Government National Mortgage Assn. 4.50% 2047[5,6]	9,795	10,481
Government National Mortgage Assn. 4.50% 2047[5]	7,171	7,689
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[5]	19,848	19,928
		1,369,375
Collateralized mortgage-backed (privately originated)0.96%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.974% 2024[3,5]	214	215
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.224% 2024[3,5]	365	366
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.224% 2024[3,5]	141	141
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.974% 2024[3,5]	200	200
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.524% 2025[3,5]	92	93
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.724% 2028[3,5]	583	585
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[5]	159	177
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[5]	150	166
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[5]	227	244
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[5]	534	573
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[3,5]	515	517
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[3,5]	180	181
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2025[3,5]	4,035	4,056
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,4,5]	3,889	3,923
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.844% 2019[3,4,5,7]	20,240	20,240
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, (1-month USD-LIBOR + 1.17%) 2.164% 2019[3,4,5]	40,000	40,020
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[4,5,7]	3,784	3,810
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[4,5,7]	2,275	2,293
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[4,5,7]	8,525	8,522
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[3,4,5]	810	815
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 1.924% 2049[3,4,5]	3,568	3,568
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	8,166	8,172
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[3,4,5]	4,017	4,011
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	33,022	33,323
		136,211
Other mortgage-backed securities0.23%
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[5]	7,000	7,027
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[5]	5,100	5,154
Freddie Mac, Series K060, Class A2, multifamily 3.30% 2026[5]	5,250	5,507
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 2026[5]	6,000	6,350
Intermediate Bond Fund of America — Page 10 of 20

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series K064, Class A2, multifamily 3.224% 2027[5]	$5,705	$5,942
Freddie Mac, Series K063, Class A2, multifamily 3.43% 2050[5]	2,750	2,914
		32,894
Commercial mortgage-backed securities0.13%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[3,5]	3,759	3,783
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 2050[5]	6,460	6,828
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	903	907
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.943% 2045[3,5]	157	156
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.200% 2045[3,5]	4,500	4,574
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.894% 2049[3,5]	2,597	2,595
		18,843
Total mortgage-backed obligations		1,557,323
Asset-backed obligations6.39%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,361
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,024
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	8,935	9,053
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	10,000	9,980
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,5]	10,315	10,354
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,5]	8,020	8,114
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,373
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	1,247	1,247
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	394	394
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 2025[3,4,5]	11,925	11,925
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[4,5]	794	795
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,5]	1,318	1,321
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,5]	6,545	6,631
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[4,5]	16,610	16,617
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	108	108
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.422% 2023[3,4,5]	2,309	2,314
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[4,5]	339	339
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[3,4,5]	22,330	22,330
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	1,011	1,011
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	10,000	10,015
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,893
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 2020[3,4,5,7]	35,126	23,297
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, (3-month USD-LIBOR + 1.90%) 3.058% 2021[3,4,5,7]	8,131	5,297
CarMaxAuto Owner Trust, Series 2014-1, Class A3, 0.79% 2018[5]	107	107
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	5,206	5,203
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	2,049	2,048
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	12,000	12,020
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76% 2019[4,5]	1,350	1,351
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[4,5]	11,671	11,711
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[4,5]	2,000	2,006
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 2024[3,4,5]	9,385	9,407
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[4,5]	1,961	1,961
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[4,5]	2,468	2,498
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	9,000	9,033
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 2028[4,5]	4,059	3,999
Intermediate Bond Fund of America — Page 11 of 20

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,5]	$1,119	$1,112
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 2028[4,5]	1,466	1,478
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[4,5]	5,922	5,891
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,5]	4,746	4,760
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[4,5]	15,545	15,556
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,412
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	2,009
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 2018[4,5]	19,000	19,026
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 2019[4,5]	10,000	10,005
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 2019[4,5]	2,535	2,538
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[4,5]	7,750	7,760
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 2020[4,5]	8,200	8,220
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[4,5]	6,955	6,992
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,5]	1,348	1,354
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,5]	923	929
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,5]	8,560	8,677
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	721	725
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[4,5]	4,214	4,211
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[4,5]	4,150	4,153
Drivetime Auto Owner Trust, Series 2016-4A, Class B, 2.02% 2020[4,5]	5,979	5,975
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[4,5]	8,450	8,450
Drivetime Auto Owner Trust, Series 2014-1A, Class D, 3.98% 2021[4,5]	5,124	5,165
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,5]	5,577	5,601
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.472% 2023[3,4,5]	5,252	5,262
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.138% 2025[3,4,5]	20,870	20,870
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	672	671
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	2,546	2,544
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,5]	5,075	5,094
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[4,5]	20,000	20,090
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,5]	4,000	4,084
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	644	643
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 2023[3,4,5]	6,223	6,226
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[4,5]	9,630	9,689
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[4,5]	6,250	6,292
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,5]	3,868	3,867
Ford Credit Auto Owner Trust, Series 2014-BA3, 0.90% 2018[5]	2,316	2,315
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,5]	3,460	3,487
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	10,000	9,963
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[5]	1,940	1,947
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,5]	12,425	12,572
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.394% 2028[3,4,5]	1,495	1,494
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,5]	16,000	15,964
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	5,000	4,978
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[4,5]	5,000	4,971
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[5]	3,072	3,071
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99% 2018[5]	1,039	1,038
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[5]	935	951
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.462% 2023[3,4,5]	14,392	14,418
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[4,5,7]	77	78
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	4,176	4,173
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 2025[3,4,5]	19,576	19,594
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[4,5]	9,573	9,601
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[3,5]	916	857
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A3, 5.715% 2037[3,5]	2,403	2,245
Intermediate Bond Fund of America — Page 12 of 20

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 2025[3,4,5]	$4,355	$4,355
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 2024[3,4,5]	17,972	17,973
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 2019[5]	3,289	3,289
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	4,265	4,267
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	0	—
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[5]	866	867
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[5]	5,160	5,170
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	13,469	13,517
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	322	323
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[5]	5,316	5,322
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 2020[5]	5,000	5,010
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	6,838	6,853
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 2020[5]	4,500	4,514
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	7,720	7,741
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[5]	7,000	7,038
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[5]	11,350	11,427
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	26,130	26,266
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	5,003	5,022
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[5]	7,000	7,012
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	17,030	17,147
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	1,290	1,297
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,850
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[5]	2,500	2,507
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	17,506	17,761
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 1.906% 2023[3,5]	4,732	4,707
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.056% 2023[3,5]	6,000	6,003
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.256% 2023[3,5]	5,000	5,036
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 2023[3,5]	6,685	6,833
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, (1-month USD-LIBOR + 0.65%) 1.674% 2038[3,5]	2,894	2,906
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 2025[3,4,5]	16,695	16,695
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 2025[3,4,5]	30,000	30,001
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[4,5]	2,884	2,852
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,5]	5,977	5,929
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[4,5]	2,096	2,085
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,5]	3,780	3,797
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,5]	6,328	6,592
Textainer Marine Containers Limited, Series 2017-1A, Class A, 3.72% 2042[4,5]	8,780	8,877
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[4,5]	14,800	14,809
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,5]	12,170	12,266
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[5]	1,682	1,681
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[4,5]	604	605
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,5]	3,000	3,002
World Financial Network Credit Card Master Note Trust, Series 2013-A, Class A, 1.61% 2021[5]	5,929	5,933
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[5]	7,300	7,285
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	1,344	1,341
		903,948
Bonds & notes of governments & government agencies outside the U.S.4.78%
Bank Nederlandse Gemeenten NV 1.00% 2018[4]	36,000	35,775
Bank Nederlandse Gemeenten NV 2.375% 2022[4]	10,000	10,165
Belgium (Kingdom of) 1.125% 2019[4]	30,900	30,617
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,696
Intermediate Bond Fund of America — Page 13 of 20

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Council of Europe Development Bank 1.00% 2019	$40,000	$39,675
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,468
European Investment Bank 1.25% 2019	21,430	21,238
European Investment Bank 1.375% 2021	26,667	26,162
European Investment Bank 2.25% 2022	15,020	15,247
Indonesia (Republic of) 4.125% 2025[4]	3,000	3,102
Inter-American Development Bank 1.25% 2021	40,000	39,063
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,838
International Bank for Reconstruction and Development 1.375% 2021	40,000	39,218
International Bank for Reconstruction and Development 1.625% 2021	19,500	19,404
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.678% 2020[3]	16,552	16,564
Japan Bank for International Cooperation 2.125% 2020	25,000	25,010
Japan Finance Organization for Municipalities 2.625% 2022[4]	13,000	13,049
KfW 1.00% 2018	38,000	37,810
KfW 2.125% 2022	16,655	16,798
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	28,062
Lithuania (Republic of) 7.375% 2020	15,000	17,057
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,455
Poland (Republic of) 6.375% 2019	2,825	3,101
Poland (Republic of) 3.00% 2023	10,000	10,174
Quebec (Province of) 2.375% 2022	18,999	19,228
Saudi Arabia (Kingdom of) 2.894% 2022[4]	25,000	25,083
Spain (Kingdom of) 4.00% 2018	20,000	20,352
Spain (Kingdom of) 4.00% 2018[4]	20,000	20,352
Sweden (Kingdom of) 1.25% 2021[4]	40,000	39,157
Swedish Export Credit Corp. 1.75% 2020	11,000	11,018
United Mexican States 4.15% 2027	19,762	20,428
		677,366
Federal agency bonds & notes1.17%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[3,4]	935	935
Fannie Mae 1.875% 2018	25,110	25,313
Fannie Mae 1.25% 2021	15,300	15,023
Fannie Mae 2.125% 2026	24,820	24,267
Federal Home Loan Bank 1.75% 2018	89,000	89,599
Freddie Mac 0.75% 2018	10,000	9,972
		165,109
Municipals0.24% California0.10%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	13,000	13,140
Florida0.05%
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	7,175	7,243
New Jersey0.05%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,432
Intermediate Bond Fund of America — Page 14 of 20

unaudited
Bonds, notes & other debt instruments Municipals (continued) Washington0.04%	Principal?amount (000)	Value (000)
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	$5,500	$5,559
		33,374
Total bonds, notes & other debt instruments (cost: $13,683,499,000)		13,726,846
Preferred securities0.02% Financials0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,512
Total preferred securities (cost: $3,985,000)		2,512
Short-term securities8.87%	Principal?amount (000)
Apple Inc. 0.87% due 6/19/2017[4]	$50,000	49,979
Army and Air Force Exchange Service 0.90% due 6/26/2017[4]	48,000	47,970
Ciesco LLC 1.12% due 6/27/2017[4]	50,000	49,962
Estée Lauder Companies Inc. 0.84% due 6/6/2017[4]	30,000	29,996
ExxonMobil Corp. 0.81%–0.91% due 6/6/2017–6/19/2017	132,700	132,670
Federal Home Loan Bank 0.73%–0.92% due 6/6/2017–7/28/2017	506,400	506,021
Freddie Mac 0.76% due 6/19/2017	44,800	44,781
General Dynamics Corp. 0.86% due 6/7/2017[4]	71,500	71,488
General Electric Co. 0% due 6/1/2017	4,500	4,500
Intel Corp. 0.86% due 6/26/2017	34,800	34,778
Jupiter Securitization Co., LLC 0.90% due 6/7/2017[4]	35,000	34,994
Merck & Co. Inc. 0.84% due 6/20/2017[4]	50,000	49,977
U.S. Treasury Bills 0.87%–0.88% due 8/10/2017–9/28/2017	199,600	199,167
Total short-term securities (cost: $1,256,339,000)		1,256,283
Total investment securities 105.86% (cost: $14,943,823,000)		14,985,641
Other assets less liabilities (5.86)%		(829,504)
Net assets 100.00%		$14,156,137
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[8]	Value at 5/31/2017 (000)[9]	Unrealized appreciation (depreciation) at 5/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	800	September 2017	$80,000	$101,038	$345
30 Year Ultra U.S. Treasury Bond Futures	Long	615	September 2017	61,500	101,552	928
20 Year U.S. Treasury Bond Futures	Short	40	September 2017	(4,000)	(6,153)	(46)
5 Year U.S. Treasury Note Futures	Long	29,724	October 2017	2,972,400	3,516,721	6,424
90 Day Euro Dollar Futures	Short	3,300	March 2018	(825,000)	(812,914)	(212)
						$7,439
Intermediate Bond Fund of America — Page 15 of 20

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
1.546%	3-month USD-LIBOR	1/24/2019	$250,000	$348	$—	$348
1.9225%	3-month USD-LIBOR	9/25/2019	92,000	764	—	764
1.785%	3-month USD-LIBOR	1/2/2020	96,000	469	—	469
1.5405%	3-month USD-LIBOR	1/15/2020	50,000	(70)	—	(70)
1.472%	3-month USD-LIBOR	2/6/2020	20,000	(69)	—	(69)
1.663%	3-month USD-LIBOR	2/17/2020	45,000	67	—	67
1.7615%	3-month USD-LIBOR	2/19/2020	58,000	238	—	238
1.4213%	3-month USD-LIBOR	4/21/2020	50,000	(289)	—	(289)
1.8315%	3-month USD-LIBOR	6/10/2020	120,000	667	—	667
1.86%	3-month USD-LIBOR	6/19/2020	150,000	952	—	952
1.872%	3-month USD-LIBOR	6/30/2020	32,200	219	—	219
1.76327%	3-month USD-LIBOR	7/1/2020	92,000	316	—	316
1.2715%	3-month USD-LIBOR	10/25/2021	250,000	(5,385)	—	(5,385)
3-month USD-LIBOR	2.683%	8/4/2024	26,000	(1,211)	—	(1,211)
3-month USD-LIBOR	2.1565%	11/17/2025	200,000	(1,328)	—	(1,328)
3-month USD-LIBOR	1.8385%	3/18/2026	75,000	1,537	—	1,537
3-month USD-LIBOR	1.582%	10/25/2026	125,000	5,836	—	5,836
3-month USD-LIBOR	1.584%	10/25/2026	115,000	5,350	—	5,350
3-month USD-LIBOR	1.7667%	11/14/2026	75,000	2,338	—	2,338
3-month USD-LIBOR	2.258%	12/5/2026	75,000	(853)	—	(853)
3-month USD-LIBOR	2.4705%	12/19/2026	80,000	(2,390)	—	(2,390)
3-month USD-LIBOR	2.331%	1/26/2027	50,000	(869)	—	(869)
3-month USD-LIBOR	2.4605%	1/30/2027	75,000	(2,169)	—	(2,169)
3-month USD-LIBOR	2.3885%	2/6/2027	50,000	(1,117)	—	(1,117)
3-month USD-LIBOR	2.4655%	3/7/2027	75,000	(2,188)	—	(2,188)
3-month USD-LIBOR	2.1385%	6/2/2027	20,000	—	—	—
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	(969)	—	(969)
3-month USD-LIBOR	3.34%	6/27/2044	70,000	(13,268)	—	(13,268)
3-month USD-LIBOR	3.206%	7/31/2044	28,000	(4,549)	—	(4,549)
3-month USD-LIBOR	3.238%	8/8/2044	30,000	(5,066)	—	(5,066)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(2,395)	—	(2,395)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(140)	—	(140)
3-month USD-LIBOR	2.525%	10/20/2045	40,000	(837)	—	(837)
3-month USD-LIBOR	2.516%	10/20/2045	60,000	(1,139)	—	(1,139)
3-month USD-LIBOR	2.5315%	10/26/2045	32,000	(715)	—	(715)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(3,986)	—	(3,986)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(405)	—	(405)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(619)	—	(619)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(385)	—	(385)
3-month USD-LIBOR	2.4835%	12/3/2045	15,000	(180)	—	(180)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(1,265)	—	(1,265)
3-month USD-LIBOR	2.4095%	1/14/2046	40,000	160	—	160
3-month USD-LIBOR	2.342%	1/29/2046	90,000	1,645	—	1,645
3-month USD-LIBOR	2.033%	6/24/2046	32,500	2,802	—	2,802
3-month USD-LIBOR	2.7265%	12/22/2046	100,000	(6,563)	—	(6,563)
					$—	$(36,711)
Intermediate Bond Fund of America — Page 16 of 20

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 5/31/2017 (000)
CDX.NA.IG.28	1.00%/Quarterly	6/20/2022	$1,000,000	$(18,340)	$(15,310)	$(3,030)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $208,884,000, which represented 1.48% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,143,499,000, which represented 15.14% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $81,750,000, which represented .58% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Intermediate Bond Fund of America — Page 17 of 20

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,901,538,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $5,124,650,000 and $795,833,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
Intermediate Bond Fund of America — Page 18 of 20

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,177,478	$—	$7,177,478
Corporate bonds & notes	—	3,212,248	—	3,212,248
Mortgage-backed obligations	—	1,557,323	—	1,557,323
Asset-backed obligations	—	875,354	28,594	903,948
Bonds & notes of governments & government agencies outside the U.S.	—	677,366	—	677,366
Federal agency bonds & notes	—	165,109	—	165,109
Municipals	—	33,374	—	33,374
Preferred securities	—	2,512	—	2,512
Short-term securities	—	1,256,283	—	1,256,283
Total	$—	$14,957,047	$28,594	$14,985,641

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,697	$—	$—	$7,697
Unrealized appreciation on interest rate swaps	—	23,708	—	23,708
Liabilities:
Unrealized depreciation on futures contracts	(258)	—	—	(258)
Unrealized depreciation on interest rate swaps	—	(60,419)	—	(60,419)
Unrealized depreciation on credit default swaps	—	(3,030)	—	(3,030)
Total	$7,439	$(39,741)	$—	$(32,302)
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$101,116
Gross unrealized depreciation on investment securities	(61,067)
Net unrealized appreciation on investment securities	40,049
Cost of investment securities	14,945,592
Intermediate Bond Fund of America — Page 19 of 20

unaudited
Key to abbreviations and symbol
Auth. = Authority	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	Ref. = Refunding
Fin. = Finance	Rev. = Revenue
G.O. = General Obligation	TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0717O-S60631	Intermediate Bond Fund of America — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 28, 2017